UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:

703-356-6121

Date of fiscal year end:

October 31

Date of reporting period:

July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

Kenneth Cole Productions, Inc

Ticker: KCP

CUSIP: 193294105

Shareholder meeting date: 5/26/05

Matter voted on

Proposed by

Vote

For or Against Mgmt

Elect directors

Issuer

For

For

Elect director Robert C. Grayson

Issuer

Against

Against

Amend stock incentive plan

Issuer

Against

Against

Ratify selection of auditors

Issuer

For

For

---------------------------------------------------------------------------------------------------

Lakeland Industries, Inc.

Ticker: LAKE

CUSIP: 511795106

Shareholder meeting date: 6/15/05

Matter voted on

Proposed by

Vote

For or Against Mgmt

Elect directors

Issuer

For

For

Ratify selection of auditors

Issuer

For

For

Transact other business

Issuer

For

For

---------------------------------------------------------------------------------------------------

The Middleby Corporation

Ticker: MIDD

CUSIP: 596278101

Shareholder meeting date: 5/11/05

Matter voted on

Proposed by

Vote

For or Against Mgmt

Elect directors

Issuer

For

For

Elect director Robert L. Yohe

Issuer

Against

Against

Ratify selection of auditors

Issuer

For

For

Amend compensation plan

Issuer

Against

Against

Amend stock incentive plan

Issuer

Against

Against

Amend corporate charter to remove

obsolete provisions, clarify others

Issuer

For

For

Amend corporate charter to grant

Board the right to adopt, amend,

Alter or repeal the bylaws

Issuer

Against

Against

---------------------------------------------------------------------------------------------------

POSCO

Ticker: PKX

CUSIP: 693483109

Shareholder meeting date: 2/25/05

Matter voted on

Proposed by

Vote

For or Against Mgmt

Approval of financial statements

Issuer

Abstain

Abstain

Election of outside director

Issuer

For

For

Election of outside director E. Han

Kim as audit Committee member

Issuer

For

For

Election of outside director Wook

Sun as Audit Committee member

Issuer

For

For

Election of standing director

Youn Lee

Issuer

For

For

Approval of ceiling amount of total

Remuneration for directors in

fiscal year 2005

Issuer

Against

Against

---------------------------------------------------------------------------------------------------

The Timberland Company

Ticker: TBL

CUSIP: 887100105

Shareholder meeting date: 5/19/05

Matter voted on

Proposed by

Vote

For or Against Mgmt

Elect directors

Issuer

For

For

---------------------------------------------------------------------------------------------------

Utah Medical Products, Inc.

Ticker: UTMD

CUSIP: 917488108

Shareholder meeting date: 5/6/05

Matter voted on

Proposed by

Vote

For or Against Mgmt

Elect directors

Issuer

For

For

Transact other business

Issuer

For

For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

July 15, 2005